Fair Value Measurement - Schedule of Aggregate Fair Values of Financial Instruments (Details) - Fair Value, Inputs, Level 3 - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
2022 and 2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	$ 36,283,891	$ 36,283,891	$ 8,041,000
Issuances			5,577,125
Change in Fair Value	(17,801,538)	(21,005,722)	22,665,765
Converted to Equity		(15,278,168)
Fair value measurement liability, ending balance	18,482,353	0	36,283,891
Whiskey Special Ops 2023 Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	1,452,562	1,452,562	0
Issuances	3,353,850	3,353,850	1,353,473
Change in Fair Value	9,477,340	6,977,656	99,089
Converted to Equity		(11,784,068)
Fair value measurement liability, ending balance	14,283,752	0	1,452,562
2022 Notes Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	794,868	794,868	433,000
Issuances			12,874
Change in Fair Value	61,746	1,078,132	348,994
Converted to Equity		(1,873,000)
Fair value measurement liability, ending balance	856,614	0	794,868
Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	1,512,692	1,512,692	0
Issuances	302,020	302,020	1,621,527
Change in Fair Value	(1,796,054)	(1,814,712)	(108,835)
Converted to Equity		0
Fair value measurement liability, ending balance	18,658	0	1,512,692
Previously Reported [Member] | 2022 and 2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	36,283,890	36,283,890
Fair value measurement liability, ending balance			36,283,890
Previously Reported [Member] | Whiskey Special Ops 2023 Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	1,452,562	1,452,562
Fair value measurement liability, ending balance			1,452,562
Previously Reported [Member] | 2022 Notes Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	794,868	794,868
Fair value measurement liability, ending balance			794,868
Previously Reported [Member] | Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement liability, beginning balance	$ 1,512,692	$ 1,512,692
Fair value measurement liability, ending balance			$ 1,512,692